INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 2,513	$ 2,242
Finished goods	9,492	6,376
Excess and obsolete reserve	(390)	(325)
Total inventories, net	$ 11,615	$ 8,293